Revenue	3 Months Ended
Mar. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue

Note 3 - Revenue

Revenue Disaggregation

Revenue is primarily generated from our vacation rental platform in which the Company acts as the exclusive agent on the homeowners’ behalf to facilitate the reservation transaction between guests and owners. Vacation rental platform revenues primarily consist of the integrated agency services that the Company provides under the homeowner contract. Vacation rental platform revenues also include home care solutions provided directly to the homeowner, such as home maintenance and improvement services linen and towel supply programs, supplemental housekeeping services, and other related services.

Other services consist of real estate brokerage and management services to community associations. The purpose of these services is to attract and retain homeowners as customers of the Company’s vacation rental platform.

A disaggregation of the Company’s revenues by nature of the Company’s performance obligations are as follows (in thousands):

	Three Months Ended March 31,
	2022	2021
Vacation rental platform	$236,383	$118,213
Other services	10,877	11,205
Total	$247,260	$129,418

Contract Liability Balances

Contract liability balances on the Company’s condensed consolidated balance sheets consist of deferred revenue for amounts collected in advance of a guest-stay, limited to the amount of the booking to which the Company expects to be entitled as revenue. The Company’s deferred revenue balances exclude funds payable to owners and hospitality and sales taxes payable, as those amounts will not result in revenue recognition. Deferred revenue is recognized into revenue over the period in which a guest completes a stay. Substantially all of the deferred revenue balances at the end of each period are expected to be recognized as revenue within the subsequent 12 months.

Future Stay Credits

In the event a booked reservation made through our website or app is cancelled, the Company may offer a refund or a future stay credit up to the value of the booked reservation. Future stay credits are recognized upon issuance as a liability on our consolidated balance sheets. Revenue from future stay credits are recognized when redeemed by customers, net of the portion of the booking attributable to funds payable to owners and hospitality and sales taxes payable. The Company estimates the portion of future stay credits that will not be redeemed by guests and recognizes these amounts as breakage revenue in proportion to the expected pattern of redemption or upon expiration.

Future stay credits typically expire fifteen months from the date of issue. As part of the Company’s response to the COVID-19 pandemic, certain future stay credits issued during the first three quarters of 2020 were extended from their original expiration, and the first of these future stay credits began to expire during the first quarter of 2022. Prior to the first quarter of 2022, the Company did not recognize breakage revenue associated with future stay credits. The Company determined that any estimate of breakage was fully constrained, primarily due to a lack of historical information to make the estimate since no future stay credits had yet reached their expiration date. For the three months ended March 31, 2022, the Company recognized breakage revenue of $15.0 million, of which $11.1 million related to expirations that occurred during the first quarter of 2022, and $3.9 million related to expected breakage associated with future stay credits expiring in later periods.

The table below presents the activity of our future stay credit liability balance (in thousands):

Three Months Ended March 31,
2022
Balance as of December 31, 2021	$30,995
Issuances	4,994
Acquired in business combinations	35
Redemptions	(10,591)
Breakage recognized in revenue	(15,044)
Foreign currency fluctuations	4
Balance as of March 31, 2022	$10,393

Costs to Obtain a Contract

The Company capitalizes certain costs it incurs to obtain new homeowner contracts when those costs are expected to be recovered through revenues generated from the contract. Capitalized amounts are amortized on a straight-line basis over the estimated life of the customer through sales and marketing in the condensed consolidated statement of operations. Costs to obtain a contract capitalized as of March 31, 2022 and December 31, 2021 were $15.3 million and $12.0 million, respectively, and were recorded as a component of prepaid expenses and other current assets and other long-term assets in the condensed consolidated balance sheets. The amount of amortization recorded for the three months ended March 31, 2022 and 2021 was $1.3 million and $0.9 million, respectively.

Allowance for Credit Losses

As of March 31, 2022 and December 31, 2021, the Company’s allowance for credit losses related to accounts receivable was $11.6 million and $11.6 million, respectively. For three months ended March 31, 2022 and 2021, the Company recognized credit loss expense of $0.9 million and $1.9 million, respectively, which were recorded as a component of general and administrative expense in the condensed consolidated statements of operations.